Nuveen Municipal Value Fund, Inc.
Portfolio of Investments July 31, 2024
(Unaudited)
NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 102.4%
X –
MUNICIPAL BONDS - 102 .4 % X 1,987,318,670
ALABAMA - 0.5%
$ 4,640 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2024C, 1.000%, 5/01/55, (Mandatory Put 7/01/31), (WI/DD)
4/31 at 100.27 $ 4,952,376
2,455 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53
10/33 at 100.00 2,688,531
2,000 Mobile County Industrial Development Authority, Alabama, Solid Waste
Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024A,
5.000%, 6/01/54, (AMT)
6/34 at 100.00 2,049,534
TOTAL ALABAMA 9,690,441
ALASKA - 0.5%
9,750 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 4.000%, 11/01/52
11/32 at 100.00 9,364,350
TOTAL ALASKA 9,364,350
ARIZONA - 1.6%
1,420 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
4.000%, 6/01/49, (AMT), (Mandatory Put 6/01/29)
2/29 at 100.00 1,441,097
21,745 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.250%, 1/01/53
1/34 at 100.00 24,155,003
5,600 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 6,185,451
TOTAL ARIZONA 31,781,551
CALIFORNIA - 6.8%
1,955 Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
Bonds, Senior Series 2024B, 5.250%, 7/01/49, (AMT)
7/34 at 100.00 2,121,643
405 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 379,491
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 1,941,477
1,250 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
12/30 at 100.00 1,171,269
4,080 (c) California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46, (Pre-refunded
11/15/26)
11/26 at 100.00 4,275,833
5,920 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/48
11/27 at 100.00 6,131,677
California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2024A
:
1,830 5.250%, 12/01/43 6/34 at 100.00 2,017,508
2,850 5.250%, 12/01/44 6/34 at 100.00 3,125,804
1,650 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 1,712,355

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
$ 1,635 5.000%, 12/31/43, (AMT) 6/28 at 100.00 $ 1,664,566
3,495 5.000%, 12/31/47, (AMT) 6/28 at 100.00 3,537,395
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 1,010,622
2,290 (d) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39
1/29 at 100.00 2,403,544
3,500 (d) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46
6/26 at 100.00 3,536,921
4,505 Covina-Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2003B, 0.000%, 6/01/28 - FGIC Insured
No Opt. Call 3,945,490
2,180 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 6.850%, 1/15/42
1/31 at 100.00 2,611,509
Fresno, California, Airport Revenue Bonds, Series 2023A
:
1,000 5.000%, 7/01/48 - BAM Insured, (AMT) 7/33 at 100.00 1,053,465
1,000 5.000%, 7/01/53 - BAM Insured, (AMT) 7/33 at 100.00 1,048,627
34,020 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 3,924,278
345 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 359,063
2,780 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 3,049,432
2,725 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2023A, 5.250%, 7/01/53
7/33 at 100.00 3,068,329
2,555 Merced Union High School District, Merced County, California, General
Obligation Bonds, Series 1999A, 0.000%, 8/01/24 - FGIC Insured
No Opt. Call 2,555,000
2,365 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/27 -
FGIC Insured
No Opt. Call 2,126,920
Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A
:
3,060 5.875%, 8/01/28 2/28 at 100.00 3,370,824
2,315 (e) 0.000%, 8/01/43 8/35 at 100.00 2,297,718
3,550 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 4,542,045
10,150 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/33 - AGM Insured
No Opt. Call 7,454,887
San Bruno Park School District, San Mateo County, California, General
Obligation Bonds, Series 2000B
:
2,575 0.000%, 8/01/24 - FGIC Insured No Opt. Call 2,575,000
2,660 0.000%, 8/01/25 - FGIC Insured No Opt. Call 2,568,804
185 San Diego Tobacco Settlement Revenue Funding Corporation, California,
Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32
6/28 at 100.00 185,514
San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2024A
:
2,825 5.250%, 5/01/44, (AMT) 5/34 at 100.00 3,086,943
2,175 5.250%, 5/01/49, (AMT) 5/34 at 100.00 2,357,802

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019D
:
$ 6,000 5.000%, 5/01/36 5/29 at 100.00 $ 6,553,183
4,000 5.000%, 5/01/39 5/29 at 100.00 4,336,998
500 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A,
4.000%, 1/15/42
1/32 at 100.00 506,827
12,095 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call 11,905,531
13,220 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call 11,636,674
5,000 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/24 - FGIC Insured
No Opt. Call 4,987,287
5,815 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/48
8/25 at 29.16 1,621,844
2,075 Southern California Public Power Authority, California, Revenue Bonds,
Clean Energy Project Revenue Bonds, Series 2024A, 5.000%, 4/01/55,
(Mandatory Put 9/01/30)
6/30 at 100.24 2,218,648
TOTAL CALIFORNIA 130,978,747
COLORADO - 5.7%
7,500 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/43
12/28 at 100.00 8,068,933
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A
:
1,575 5.000%, 11/15/59, (Mandatory Put 11/15/31) 11/31 at 100.00 1,746,007
1,000 5.000%, 11/15/59, (Mandatory Put 11/15/29) No Opt. Call 1,085,259
4,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 3,868,464
1,255 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 1,255,523
4,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/37
3/28 at 100.00 4,752,947
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 987,980
Colorado State, Certificates of Participation, Lease Purchase Financing
Program, National Western Center, Series 2018A
:
1,260 5.000%, 9/01/32 3/28 at 100.00 1,340,482
620 5.000%, 9/01/33 3/28 at 100.00 658,384
3,790 Colorado State, Certificates of Participation, Rural Series 2018A, 5.000%,
12/15/37
12/28 at 100.00 4,050,378
3,400 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.250%, 11/15/53
11/32 at 100.00 3,740,904
2,000 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/35
12/26 at 100.00 2,038,593
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
9,660 0.000%, 9/01/29 - NPFG Insured No Opt. Call 8,077,675
24,200 0.000%, 9/01/31 - NPFG Insured No Opt. Call 18,707,302
17,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call 12,609,293

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 2,905 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2020A, 5.000%, 9/01/40
9/24 at 100.00 $ 2,909,363
7,600 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding
Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 3,631,446
8,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call 9,899,993
1,400 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/34
1/31 at 100.00 1,427,717
4,945 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017A, 5.000%, 11/01/40
11/26 at 100.00 5,083,025
State of Colorado, Rural Colorado, Certificates of Participation, Series
2022
:
5,355 6.000%, 12/15/38 12/32 at 100.00 6,449,231
3,000 6.000%, 12/15/41 12/32 at 100.00 3,568,249
4,250 (c) University of Colorado, Enterprise System Revenue Bonds, Series 2018B,
5.000%, 6/01/43, (Pre-refunded 6/01/28)
6/28 at 100.00 4,584,572
TOTAL COLORADO 110,541,720
CONNECTICUT - 0.4%
1,000 Connecticut Airport Authority, Connecticut, Customer Facility Charge
Revenue Bonds, Ground Transportation Center Project, Series 2019A,
5.000%, 7/01/49, (AMT)
7/29 at 100.00 1,018,696
2,125 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Childrens Medical Center and Subsidiaries, Series 2023E,
5.250%, 7/15/48
1/33 at 100.00 2,297,946
5,000 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/33
11/25 at 100.00 5,095,646
TOTAL CONNECTICUT 8,412,288
DISTRICT OF COLUMBIA - 1.6%
15,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
9/24 at 26.17 3,350,406
5,260 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2018B, 5.000%, 10/01/43
4/28 at 100.00 5,497,720
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 10,939,388
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2024A
:
2,300 5.250%, 10/01/49, (AMT) 10/33 at 100.00 2,474,748
4,435 5.500%, 10/01/54, (AMT) 10/33 at 100.00 4,878,050
Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A
:
1,060 4.000%, 10/01/38 10/30 at 100.00 1,074,903
1,265 4.000%, 10/01/39 10/30 at 100.00 1,276,192
1,775 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 1,886,485
TOTAL DISTRICT OF COLUMBIA 31,377,892
FLORIDA - 5.8%
1,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 1,001,834

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 23,000 Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021, 4.000%, 9/01/51
9/31 at 100.00 $ 22,091,035
565 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35
6/25 at 100.00 571,554
Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, UF Health - Jacksonville Project, Series 2022A
:
1,800 4.000%, 2/01/41 - AGM Insured 2/32 at 100.00 1,785,411
1,875 4.000%, 2/01/42 - AGM Insured 2/32 at 100.00 1,853,871
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
1,615 5.250%, 7/01/47, (AMT) 7/32 at 100.00 1,659,521
1,500 5.250%, 7/01/47 - AGM Insured, (AMT) 7/32 at 100.00 1,582,733
4,390 5.250%, 7/01/53 - AGM Insured, (AMT) 7/32 at 100.00 4,587,413
1,400 5.500%, 7/01/53, (AMT) 7/32 at 100.00 1,455,803
14,515 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
8/24 at 104.50 15,154,907
4,000 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 4,175,766
3,500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A,
5.000%, 10/01/47
10/29 at 100.00 3,672,958
2,290 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24)
10/24 at 100.00 2,297,328
2,735 Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds,
Mount Sinai Medical Center of Florida Project, Series 2021B, 4.000%,
11/15/46
11/31 at 100.00 2,590,915
5,090 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
9/24 at 100.00 5,093,452
2,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 2,002,321
5,685 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT)
10/32 at 100.00 6,065,565
3,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/51
7/32 at 100.00 3,179,954
6,500 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2024A, 5.250%, 10/01/54
4/34 at 100.00 7,213,827
5,330 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 5,021,998
Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Capital Appreciation Series 2019A-2
:
3,500 0.000%, 10/01/43 10/29 at 61.27 1,388,511
3,575 0.000%, 10/01/44 10/29 at 59.08 1,336,112
4,000 0.000%, 10/01/45 10/29 at 56.95 1,413,225
5,000 0.000%, 10/01/50 10/29 at 47.17 1,328,452
11,000 0.000%, 10/01/53 10/29 at 41.97 2,489,252
4,000 Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series
2019A, 4.000%, 7/01/38
7/29 at 100.00 4,072,419
1,020 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 1,053,065

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
FLORIDA (continued)
$ 6,865 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/34
5/25 at 100.00 $ 6,880,919
TOTAL FLORIDA 113,020,121
GEORGIA - 3.0%
3,325 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2015, 5.000%, 11/01/40
5/25 at 100.00 3,354,724
2,290 Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/47
4/27 at 100.00 2,329,172
2,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 2,584,684
17,010 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 17,570,476
4,025 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 19A, 5.000%, 1/01/59 - AGM Insured
7/28 at 100.00 4,134,727
17,350 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2022A, 5.000%, 7/01/52 - AGM Insured
7/32 at 100.00 18,461,108
2,415 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 5.000%, 1/01/35
1/25 at 100.00 2,424,187
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A
:
1,000 5.000%, 1/01/45 1/31 at 100.00 1,056,536
5,500 5.000%, 1/01/50 1/31 at 100.00 5,758,796
TOTAL GEORGIA 57,674,410
HAWAII - 0.4%
4,830 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2018A, 5.000%, 9/01/40
9/28 at 100.00 5,109,087
3,000 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37
1/28 at 100.00 3,169,001
TOTAL HAWAII 8,278,088
ILLINOIS - 10.9%
5,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 5,228,319
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 5,150,696
2,945 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 3,055,825
4,710 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 5,059,167
17,775 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 - FGIC
Insured
No Opt. Call 17,554,154
7,495 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 - NPFG
Insured
No Opt. Call 5,454,449
Chicago Greater Metropolitan Water Reclamation District, Illinois, General
Obligation Bonds, Limited Tax Capital Improvement Green Series 2021A
:
2,325 4.000%, 12/01/46 12/31 at 100.00 2,296,665
4,000 4.000%, 12/01/51 12/31 at 100.00 3,851,999

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 1,875 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds,
Federal Transit Administration Section 5307 Urbanized Area Formula
Funds, Refunding Series 2021, 5.000%, 6/01/29
No Opt. Call $ 2,006,541
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured
12/31 at 100.00 5,304,978
5,100 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.000%, 12/01/44
12/24 at 100.00 5,111,490
1,000 Cook County, Illinois, General Obligation Bonds, Refunding Series 2018,
5.000%, 11/15/35
11/26 at 100.00 1,030,327
1,500 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/32
11/30 at 100.00 1,652,766
Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A
:
2,040 4.000%, 11/15/40 11/30 at 100.00 2,025,645
1,000 4.000%, 11/15/41 11/30 at 100.00 989,471
3,700 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015B, 5.000%, 11/15/39
5/25 at 100.00 3,725,712
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
560 5.000%, 8/15/35 8/25 at 100.00 565,767
825 5.000%, 8/15/44 8/25 at 100.00 828,975
Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2024A
:
1,175 5.250%, 4/01/43 4/34 at 100.00 1,338,222
1,130 5.250%, 4/01/47 4/34 at 100.00 1,267,660
Illinois State, General Obligation Bonds, May Series 2024B
:
3,500 5.250%, 5/01/43 5/34 at 100.00 3,887,884
2,000 5.250%, 5/01/44 5/34 at 100.00 2,209,484
2,400 5.250%, 5/01/47 5/34 at 100.00 2,619,671
5,125 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 5,383,862
1,755 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 1,829,696
4,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2016B, 5.000%, 1/01/41
7/26 at 100.00 4,089,016
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 5,341,548
9,015 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 8,412,826
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2024B, 5.000%, 6/15/53, (WI/
DD)
6/34 at 100.00 1,595,477
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B
:
5,245 0.000%, 6/15/28 - NPFG Insured No Opt. Call 4,565,152
11,675 0.000%, 6/15/29 - FGIC Insured No Opt. Call 9,787,897
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
4,950 0.000%, 12/15/32 - NPFG Insured No Opt. Call 3,613,917
21,375 0.000%, 6/15/34 - NPFG Insured No Opt. Call 14,651,746
21,000 0.000%, 12/15/35 - NPFG Insured No Opt. Call 13,468,671
21,970 0.000%, 6/15/36 - NPFG Insured No Opt. Call 13,705,470
10,375 0.000%, 12/15/36 - NPFG Insured No Opt. Call 6,343,041
10,000 0.000%, 12/15/37 - NPFG Insured No Opt. Call 5,838,766

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 25,825 0.000%, 6/15/39 - NPFG Insured No Opt. Call $ 13,839,517
6,095 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2002A,
6.000%, 7/01/32 - NPFG Insured
No Opt. Call 7,294,700
8,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2003A,
6.000%, 7/01/33 - NPFG Insured
No Opt. Call 9,416,874
TOTAL ILLINOIS 211,394,043
INDIANA - 1.3%
2,250 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40
6/25 at 100.00 2,198,130
2,000 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 2,037,326
4,250 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%,
2/01/54
2/29 at 100.00 4,422,308
Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E
:
2,400 0.000%, 2/01/25 - AMBAC Insured No Opt. Call 2,357,564
14,595 0.000%, 2/01/27 - AMBAC Insured No Opt. Call 13,361,087
TOTAL INDIANA 24,376,415
KENTUCKY - 1.7%
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A
:
1,280 5.000%, 9/01/37 9/28 at 100.00 1,346,840
1,435 5.000%, 9/01/38 9/28 at 100.00 1,503,920
4,000 5.000%, 9/01/43 9/28 at 100.00 4,136,337
2,000 5.000%, 9/01/48 9/28 at 100.00 2,060,545
8,935 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 8,949,034
6,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C, 6.600%, 7/01/39
7/31 at 100.00 7,054,429
2,465 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024A-1, 5.250%, 4/01/54, (Mandatory Put 2/01/32)
11/31 at 100.18 2,685,292
4,205 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, 5.000%, 1/01/55, (Mandatory Put 8/01/32)
5/32 at 100.21 4,528,040
TOTAL KENTUCKY 32,264,437
LOUISIANA - 0.6%
9,040 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017A, 5.000%, 1/01/48 - AGM Insured
1/27 at 100.00 9,232,976
1,470 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series 2018A,
5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 1,520,888
TOTAL LOUISIANA 10,753,864
MAINE - 0.8%
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
MaineHealth Issue, Series 2018A
:
5,125 5.000%, 7/01/43 7/28 at 100.00 5,272,349
2,005 5.000%, 7/01/48 7/28 at 100.00 2,047,205

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MAINE (continued)
$ 7,990 University of Maine, System Revenue Bonds, Series 2022, 5.000%, 3/01/47 3/32 at 100.00 $ 8,436,326
TOTAL MAINE 15,755,880
MARYLAND - 1.2%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,140 5.000%, 9/01/29 9/27 at 100.00 1,143,169
630 5.000%, 9/01/31 9/27 at 100.00 629,316
1,945 5.000%, 9/01/32 9/27 at 100.00 1,937,174
385 5.000%, 9/01/34 9/27 at 100.00 380,625
2,750 5.000%, 9/01/35 9/27 at 100.00 2,707,080
2,550 5.000%, 9/01/42 9/27 at 100.00 2,453,611
6,665 5.000%, 9/01/46 9/27 at 100.00 6,216,294
1,050 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/40
7/25 at 100.00 1,057,182
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A
:
4,375 5.000%, 5/01/47 5/28 at 100.00 4,513,956
2,260 (c) 5.000%, 5/01/47, (Pre-refunded 5/01/28) 5/28 at 100.00 2,425,811
TOTAL MARYLAND 23,464,218
MASSACHUSETTS - 0.4%
2,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 2,907,798
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/35
7/26 at 100.00 1,526,560
2,765 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 2,812,081
980 Massachusetts Turnpike Authority, Metropolitan Highway System Revenue
Bonds, Senior Series 1997A, 0.000%, 1/01/29 - NPFG Insured
No Opt. Call 849,606
TOTAL MASSACHUSETTS 8,096,045
MICHIGAN - 3.2%
Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2023
:
1,475 5.000%, 5/01/44 5/33 at 100.00 1,601,442
625 5.000%, 5/01/48 5/33 at 100.00 668,714
820 5.000%, 5/01/50 5/33 at 100.00 877,714
Detroit Academy of Arts and Sciences, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2013
:
1,405 6.000%, 10/01/33 9/24 at 100.00 1,391,225
2,520 6.000%, 10/01/43 9/24 at 100.00 2,422,751
15 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
9/24 at 100.00 15,012
2,495 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 2,596,603
5 Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien
Series 2003B, 5.000%, 7/01/34 - NPFG Insured
9/24 at 100.00 5,009
5 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
9/24 at 100.00 5,009
4,000 Kalamazoo County, Michigan, General Obligation Bonds, Limitied Tax
Series 2022, 4.000%, 5/01/45
5/31 at 100.00 3,951,972
3,315 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 3,441,926

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MICHIGAN (continued)
$ 6,385 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%,
11/01/55 - BAM Insured
11/30 at 100.00 $ 5,946,558
2,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 2,081,225
1,015 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 1,041,511
6,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 5,637,947
Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I
:
9,565 5.000%, 4/15/30 10/25 at 100.00 9,750,108
435 (c) 5.000%, 4/15/30, (Pre-refunded 10/15/25) 10/25 at 100.00 444,836
2,100 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/43
10/33 at 100.00 2,104,366
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A
:
3,020 4.000%, 11/15/37 11/31 at 100.00 3,150,972
6,510 4.000%, 11/15/38 11/31 at 100.00 6,740,880
Michigan Technological University, General Revenue Bonds, Series 2023A
:
1,515 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 1,591,713
675 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 714,595
1,100 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 1,109,641
5,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023A, 5.250%, 12/01/48 -
AGM Insured
12/33 at 100.00 5,539,187
TOTAL MICHIGAN 62,830,916
MINNESOTA - 0.3%
3,200 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/34
No Opt. Call 3,759,353
1,480 University of Minnesota, General Obligation Bonds, Series 2016A,
5.000%, 4/01/41
4/26 at 100.00 1,509,289
TOTAL MINNESOTA 5,268,642
MISSOURI - 0.2%
3,465 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
9/24 at 100.00 3,465,869
TOTAL MISSOURI 3,465,869
MONTANA - 0.5%
Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B
:
1,040 5.000%, 7/01/29 7/28 at 100.00 1,075,049
2,475 5.000%, 7/01/30 7/28 at 100.00 2,558,032
1,415 5.000%, 7/01/31 7/28 at 100.00 1,463,095
1,980 5.000%, 7/01/32 7/28 at 100.00 2,047,603
3,045 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 3,121,659
TOTAL MONTANA 10,265,438

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEBRASKA - 0.8%
Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A
:
$ 1,710 5.000%, 9/01/35 No Opt. Call $ 1,846,491
1,500 5.000%, 9/01/42 No Opt. Call 1,649,349
1,400 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 1,410,697
10,500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022B, 5.250%, 2/01/52
2/32 at 100.00 11,473,985
TOTAL NEBRASKA 16,380,522
NEVADA - 2.6%
Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B
:
2,000 5.000%, 12/01/33 12/28 at 100.00 2,148,712
5,000 5.000%, 12/01/35 12/28 at 100.00 5,360,282
5,000 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 5,215,451
8,500 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 8,936,585
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015
:
5,220 5.000%, 6/01/33 12/24 at 100.00 5,249,847
10,000 5.000%, 6/01/34 12/24 at 100.00 10,055,506
9,000 5.000%, 6/01/39 12/24 at 100.00 9,030,440
1,205 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/41
6/26 at 100.00 1,235,022
2,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A,
5.000%, 6/01/48
12/28 at 100.00 2,062,417
250 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/33 - AGM Insured
12/28 at 100.00 265,514
TOTAL NEVADA 49,559,776
NEW JERSEY - 4.4%
2,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/36
1/29 at 100.00 2,690,321
930 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
AGM Insured, (AMT)
9/24 at 100.00 930,913
6,000 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 6,374,284
5,990 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/25 - AGM Insured
No Opt. Call 6,167,176
3,380 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 3,297,572
9,420 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call 7,219,517
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
30,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call 23,851,446

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW JERSEY (continued)
$ 27,000 0.000%, 12/15/32 - AGM Insured No Opt. Call $ 19,940,415
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
2,750 5.250%, 6/15/32 6/25 at 100.00 2,789,994
2,150 5.250%, 6/15/34 6/25 at 100.00 2,178,200
1,220 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 1,190,157
2,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%,
1/01/40
1/28 at 100.00 2,085,388
3,760 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/43
1/28 at 100.00 3,752,957
2,370 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,383,789
TOTAL NEW JERSEY 84,852,129
NEW YORK - 10.0%
4,200 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47
3/31 at 100.00 4,124,013
Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2017A
:
2,970 5.000%, 7/01/42 7/27 at 100.00 3,078,408
780 (c) 5.000%, 7/01/42, (Pre-refunded 7/01/27) 7/27 at 100.00 829,016
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2024A, 5.000%, 3/15/55, (UB)
9/34 at 100.00 10,845,806
1,950 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 2,066,707
2,100 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2021A, 4.000%, 9/01/41
9/31 at 100.00 2,139,529
2,345 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Green Series 2024A, 4.000%, 11/15/51
11/34 at 100.00 2,279,960
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
3,100 4.750%, 11/15/45 5/30 at 100.00 3,185,546
8,325 5.000%, 11/15/50 5/30 at 100.00 8,706,905
MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority, Series
2016A
:
3,135 5.000%, 11/15/51 8/24 at 100.00 3,134,992
7,380 5.000%, 11/15/56 8/24 at 100.00 7,379,937
1,500 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 5.000%, 1/01/29 - AGM Insured
No Opt. Call 1,613,610
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series FF-2, 4.000%, 6/15/37
6/29 at 100.00 4,063,714
17,425 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37
7/28 at 100.00 18,564,860
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%, 2/01/51
2/32 at 100.00 5,366,017
10,000 (f) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1, 5.250%, 2/01/53, (UB)
2/34 at 100.00 11,108,384
3,465 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 3,746,466

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW YORK (continued)
$ 11,755 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 $ 11,766,779
3,180 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 3,158,455
4,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 3,917,321
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/49
9/32 at 100.00 972,838
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
1,620 4.000%, 7/01/32 - AGM Insured, (AMT) 9/24 at 100.00 1,614,648
8,270 5.000%, 7/01/41, (AMT) 9/24 at 100.00 8,257,948
5,190 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, John F Kennedy International Airport New
Terminal 1 Project, Green Series 2024, 5.500%, 6/30/54, (AMT)
6/33 at 100.00 5,541,392
2,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.375%, 6/30/60, (AMT)
6/31 at 100.00 2,080,462
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/40, (AMT)
12/32 at 100.00 5,288,642
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018
:
3,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 3,351,218
5,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 5,396,650
7,495 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty-Fourth Series 2024, 5.000%, 7/15/54
7/34 at 100.00 8,198,000
4,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 4.000%, 6/01/50
6/31 at 100.00 4,043,830
8,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37
5/27 at 100.00 8,355,210
3,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 3,028,734
6,620 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2024B-2, 5.250%, 5/15/54
5/34 at 100.00 7,320,443
7,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/52
11/32 at 100.00 7,153,177
5,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 5,324,409
6,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 6,543,650
TOTAL NEW YORK 193,547,676
NORTH CAROLINA - 0.7%
North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015
:
2,155 5.000%, 12/31/37, (AMT) 6/25 at 100.00 2,175,468

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NORTH CAROLINA (continued)
$ 4,175 5.000%, 6/30/54, (AMT) 6/25 at 100.00 $ 4,180,862
2,995 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/54
7/26 at 100.00 3,031,074
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017
:
1,625 5.000%, 1/01/30 1/27 at 100.00 1,683,507
1,850 5.000%, 1/01/32 1/27 at 100.00 1,914,928
TOTAL NORTH CAROLINA 12,985,839
NORTH DAKOTA - 0.1%
1,840 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 1,851,777
TOTAL NORTH DAKOTA 1,851,777
OHIO - 4.3%
1,325 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Refunding Series 2024A, 5.000%, 2/15/48, (WI/DD)
2/34 at 100.00 1,432,608
4,710 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 4,393,760
44,100 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 40,901,008
4,975 Central Ohio Transit Authority, Ohio, General Obligation Bonds, Capital
Facilities Limited Tax Series 2023, 5.000%, 12/01/53
12/33 at 100.00 5,372,710
3,485 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 4.000%, 12/01/46
6/27 at 100.00 3,364,844
14,500 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 14,125,381
3,190 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical Center
of Akron, Series 2024A, 5.250%, 8/14/48
8/34 at 100.00 3,530,286
4,110 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC
- Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 -
AGM Insured, (AMT)
6/25 at 100.00 4,139,426
Port of Greater Cincinnati Development Authority, Ohio, Duke Energy
Convention Center Project, TOT First Subordinate Development Revenue
Bonds, Refunding Series 2024B
:
1,755 4.250%, 12/01/48 - AGM Insured 6/34 at 100.00 1,732,597
1,015 5.000%, 12/01/53 6/34 at 100.00 1,068,125
1,940 (d) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50
12/28 at 100.00 1,751,812
2,250 Tolles Career and Technical Center, Madison, Franklin, Delaware, Fayette,
and Union Counties, Ohio, Certificates of Participation, School Facilities
Project Series 2024, 5.250%, 12/01/53
12/31 at 100.00 2,396,236
TOTAL OHIO 84,208,793
OKLAHOMA - 1.1%
1,250 Oklahoma Development Finance Authority, Health System Revenue
Bonds, Integris Baptist Medical Center, Refunding Series 2015A, 5.000%,
8/15/29
8/25 at 100.00 1,265,560
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
1,790 5.250%, 8/15/43 8/28 at 100.00 1,841,709

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OKLAHOMA (continued)
$ 7,040 5.500%, 8/15/57 8/28 at 100.00 $ 7,243,206
1,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 1,060,005
10,000 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/42
1/26 at 100.00 10,162,273
TOTAL OKLAHOMA 21,572,753
OREGON - 0.6%
1,300 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Columbia Memorial Hospital Project, Series 2024, 5.250%, 8/01/49
2/34 at 100.00 1,389,190
2,000 Oregon State, General Obligation Bonds, Article XI-Q State Projects Series
2021A, 4.000%, 5/01/40
5/31 at 100.00 2,038,227
7,500 Portland, Oregon, Sewer System Revenue Bonds, Second Lien Refunding
Series 2023A, 5.000%, 12/01/47
6/33 at 100.00 8,213,069
TOTAL OREGON 11,640,486
PENNSYLVANIA - 2.0%
3,155 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 3,218,457
3,035 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B,
4.000%, 5/01/52
5/32 at 100.00 2,821,325
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-145A, 4.600%, 10/01/44
4/33 at 100.00 5,043,639
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2024-146A, 4.750%, 4/01/53, (WI/DD)
10/33 at 100.00 10,083,287
2,000 Pennsylvania State University, Revenue Bonds, Refunding Series 2016A,
5.000%, 9/01/41
9/26 at 100.00 2,056,456
1,250 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%,
12/01/37
12/26 at 100.00 1,280,377
2,685 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 2,577,242
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2018A-2, 5.000%, 12/01/48
12/28 at 100.00 3,135,304
5,385 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2024C, 5.250%, 12/01/54
12/34 at 100.00 5,966,093
1,025 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 972,850
1,350 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/38, (AMT)
1/28 at 100.00 1,369,915
TOTAL PENNSYLVANIA 38,524,945
PUERTO RICO - 1.8%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
10,046 0.000%, 7/01/33 7/28 at 86.06 7,087,971
5,985 4.500%, 7/01/34 7/25 at 100.00 5,994,915
5,125 5.000%, 7/01/58 7/28 at 100.00 5,151,913
5,320 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 5,327,376

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
PUERTO RICO (continued)
$ 12,119 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 $ 12,053,795
TOTAL PUERTO RICO 35,615,970
SOUTH CAROLINA - 2.9%
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2
:
12,760 0.000%, 1/01/28 - AGC Insured No Opt. Call 11,192,559
9,535 0.000%, 1/01/29 - AGC Insured No Opt. Call 8,036,443
3,750 South Carolina Jobs-Economic Development Authority, Health Care
Facilities Revenue Bonds, McLeod Health Project, Series 2024, 5.250%,
11/01/54, (WI/DD)
11/34 at 100.00 4,108,463
South Carolina Jobs-Economic Development Authority, Health Care
Facilities Revenue Bonds, Novant Health Group, Series 2024A
:
2,600 5.500%, 11/01/48 5/34 at 100.00 2,938,570
2,600 5.500%, 11/01/50 5/34 at 100.00 2,928,620
3,750 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Improvement Series 2024A, 5.500%, 12/01/54
12/34 at 100.00 4,159,604
4,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 4.000%, 12/01/39
12/30 at 100.00 3,995,825
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
:
5,500 5.000%, 12/01/46 12/26 at 100.00 5,567,056
8,000 5.000%, 12/01/56 12/26 at 100.00 8,052,596
1,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 5.000%, 12/01/55
6/32 at 100.00 1,561,394
3,455 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
10/24 at 100.00 3,473,233
TOTAL SOUTH CAROLINA 56,014,363
SOUTH DAKOTA - 0.1%
2,630 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.250%, 12/01/47 - AGM Insured
12/31 at 100.00 2,836,680
TOTAL SOUTH DAKOTA 2,836,680
TENNESSEE - 1.4%
Loudon, Tennessee, Water and Sewer Revenue Bonds, Series 2023
:
1,000 5.000%, 3/01/40 3/33 at 100.00 1,108,639
1,000 5.000%, 3/01/41 3/33 at 100.00 1,103,917
1,495 5.000%, 3/01/42 3/33 at 100.00 1,643,940
4,250 4.375%, 3/01/48 3/33 at 100.00 4,220,695
3,570 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University, Refunding and Improvement Series 2024, 5.000%, 10/01/49,
(WI/DD)
10/34 at 100.00 3,931,403
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 2,200,013
1,375 New Memphis Arena Public Building Authority, Memphis and Shelby
County, Tennessee, Local Government Public Improvement Bonds, Capital
Appreciation Series 2021, 0.000%, 4/01/40
4/31 at 81.47 675,155
3,000 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2017A, 5.000%, 11/01/42
11/27 at 100.00 3,105,531
5,000 Tennessee State, General Obligation Bonds, Series 2023A, 5.000%,
5/01/40
5/33 at 100.00 5,693,383

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE (continued)
$ 3,240 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/52
6/32 at 100.00 $ 3,177,920
TOTAL TENNESSEE 26,860,596
TEXAS - 15.0%
14,355 (f) Bexar County Hospital District, Texas, Certificates of Obligation, Series
2018, 4.000%, 2/15/43, (UB)
2/27 at 100.00 14,057,718
4,750 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 5.000%, 2/15/48
8/32 at 100.00 5,110,388
710 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/39
1/30 at 100.00 759,266
240 (c) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 240,369
5,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Certificates of Obligation Series 2013, 5.000%, 8/15/39
9/24 at 100.00 4,999,996
Fort Bend County Municipal Utility District 50, Texas, General Obligation
Bonds, Series 2018A
:
2,600 4.000%, 9/01/46 - AGM Insured 9/24 at 100.00 2,377,928
5,500 4.000%, 9/01/48 - AGM Insured 9/24 at 100.00 4,946,344
Galveston, Texas, Wharves and Terminal First Lien Revenue Bonds, Series
2024A
:
2,190 5.250%, 8/01/37, (AMT), (WI/DD) 8/33 at 100.00 2,379,784
700 5.250%, 8/01/39, (AMT), (WI/DD) 8/33 at 100.00 757,188
3,720 Greenwood Independent School District, Midland County, Texas, School
Building Bonds, Series 2024, 4.000%, 2/15/54
2/33 at 100.00 3,554,485
2,765 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2024C, 5.000%, 7/01/54, (Mandatory Put 7/01/29)
7/28 at 101.49 2,978,195
2,845 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45
6/25 at 100.00 2,680,092
3,525 Harris County, Texas, General Obligation Bonds, Permanent Improvement
Series 2024, 4.000%, 9/15/49, (WI/DD)
9/34 at 100.00 3,383,787
7,295 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/50 -
AGM Insured
11/31 at 39.79 2,058,990
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
11,055 0.000%, 11/15/27 No Opt. Call 9,709,652
845 (c) 0.000%, 11/15/27, (ETM) No Opt. Call 750,343
1,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Second Lien Series 2014C, 5.000%, 11/15/31
11/24 at 100.00 1,568,057
14,905 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 8,692,082
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/40
12/31 at 100.00 986,074
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018B
:
1,590 5.000%, 7/01/43 7/28 at 100.00 1,653,498
2,290 5.000%, 7/01/48 7/28 at 100.00 2,363,618
1,000 Houston, Texas, General Obligation Bonds, Refunding Series 2024A,
4.125%, 3/01/51
3/34 at 100.00 965,942

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
$ 24,755 0.000%, 9/01/29 - AMBAC Insured No Opt. Call $ 20,484,215
12,940 0.000%, 9/01/30 - AMBAC Insured No Opt. Call 10,279,499
10,000 0.000%, 9/01/31 - AMBAC Insured No Opt. Call 7,618,250
19,500 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 14,224,694
Hutto, Texas, Certificates of Obligation Bonds, Combination Tax &
Waterworks & Sewer System Revenue Series 2024
:
3,255 4.125%, 8/01/49 - BAM Insured 8/34 at 100.00 3,148,669
5,000 4.250%, 8/01/54 - BAM Insured 8/34 at 100.00 4,886,786
2,855 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Refunding Series 2024,
5.250%, 2/15/59, (WI/DD)
2/34 at 100.00 3,128,200
5,120 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%,
8/15/39
8/25 at 100.00 5,193,548
1,705 Love Field Airport Modernization Corporation, Texas, Special Facilities
Revenue Bonds, Southwest Airlines Company - Love Field Modernization
Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
9/24 at 100.00 1,705,244
9,005 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021A, 5.000%, 5/15/51
5/31 at 100.00 9,472,883
Lubbock, Texas, Electric Light and Power System Revenue Bonds, Series
2018
:
2,170 5.000%, 4/15/40 4/28 at 100.00 2,269,917
3,930 5.000%, 4/15/43 4/28 at 100.00 4,075,888
2,000 New Caney Independent School District, Montgomery County, Texas,
General Obligation Bonds, School Building Series 2024, 4.000%, 2/15/54
2/34 at 100.00 1,918,944
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier
Capital Appreciation Series 2008I
:
30,000 (c) 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 30,377,241
5,220 (c) 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 5,290,971
15,450 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call 10,227,056
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 4.000%, 1/01/43
1/28 at 100.00 4,832,446
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2017B, 5.000%, 1/01/43
1/27 at 100.00 8,177,483
9,100 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/32
1/25 at 100.00 9,150,895
3,855 Pasadena Economic Development Corporation, Harris County, Texas,
Sales Tax Revenue Bonds, Series 2023, 5.000%, 8/15/53 - BAM Insured
8/33 at 100.00 4,100,973
2,500 San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding
New Series 2024B, 5.000%, 2/01/54
8/34 at 100.00 2,690,237
1,750 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 1,789,416
5,000 Temple, Texas, General Obligation Bonds, Combination Tax and Revenue
Series 2022B, 4.000%, 8/01/47
8/31 at 100.00 4,805,886
3,120 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call 3,218,308

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TEXAS (continued)
$ 5,400 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 $ 5,758,856
3,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
11/24 at 100.00 3,013,835
1,750 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/33
11/24 at 100.00 1,758,070
5,500 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 5,301,642
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A
:
12,500 (f) 4.000%, 10/15/42, (UB) 10/27 at 100.00 12,509,336
1,500 5.000%, 10/15/42 10/27 at 100.00 1,558,562
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018B, 5.000%, 10/15/38
10/28 at 100.00 5,267,137
5,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2023A, 5.000%, 10/15/58
10/33 at 100.00 5,956,648
TOTAL TEXAS 291,165,531
UTAH - 1.0%
5,345 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/42
7/27 at 100.00 5,507,250
3,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/43
7/28 at 100.00 3,652,705
9,550 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/48, (AMT)
7/33 at 100.00 10,250,717
660 Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte
Wind Project, Refunding Series 2017A, 5.000%, 9/01/32
3/28 at 100.00 692,324
TOTAL UTAH 20,102,996
VIRGINIA - 0.7%
1,805 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 1,816,197
4,355 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/24 at 100.00 4,160,638
1,435 Virginia Housing Development Authority, Commonwealth Mortgage
Bonds, Series 2023E-II, 4.600%, 10/01/54
4/33 at 100.00 1,421,898
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
2,000 5.000%, 12/31/47, (AMT) 6/27 at 100.00 2,033,501
4,100 5.000%, 12/31/49, (AMT) 6/27 at 100.00 4,160,833
TOTAL VIRGINIA 13,593,067
WASHINGTON - 4.1%
8,825 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Refunding & Improvement, Green
Series 2021S-1, 4.000%, 11/01/46
11/31 at 100.00 8,782,024
2,235 Pierce County School District 10, Tacoma, Washington, General
Obligation Bonds, Series 2020B, 4.000%, 12/01/43
12/30 at 100.00 2,236,223
5,000 Snohomish County Public Utility District 1, Washington, Electric System
Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/31 at 100.00 5,353,288
Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use
Tax Revenue Bonds, Series 2017
:

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
WASHINGTON (continued)
$ 1,175 5.000%, 12/01/38 6/27 at 100.00 $ 1,199,623
5,000 5.000%, 12/01/41 6/27 at 100.00 5,102,099
1,390 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,344,037
12,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
9/24 at 100.00 12,003,727
1,310 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 1,342,614
6,030 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/37
7/31 at 100.00 5,937,785
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase
:
4,615 4.000%, 7/01/43 7/31 at 100.00 4,368,169
7,830 3.000%, 7/01/48 7/31 at 100.00 5,808,625
Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018
:
3,240 4.000%, 7/01/58 7/28 at 100.00 2,839,173
3,000 5.000%, 7/01/58 7/28 at 100.00 3,029,996
Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C
:
9,100 0.000%, 6/01/29 - NPFG Insured No Opt. Call 7,767,695
16,195 0.000%, 6/01/30 - NPFG Insured No Opt. Call 13,374,445
TOTAL WASHINGTON 80,489,523
WEST VIRGINIA - 0.7%
1,830 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/34
1/29 at 100.00 1,885,392
2,750 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/38
9/29 at 100.00 2,820,661
3,570 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 3,717,614
4,135 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 5.000%, 6/01/47
6/31 at 100.00 4,408,516
TOTAL WEST VIRGINIA 12,832,183
WISCONSIN - 0.7%
4,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
9/24 at 100.00 4,412,016
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A
:
6,050 4.000%, 11/15/46 5/26 at 100.00 5,756,130
935 (c) 4.000%, 11/15/46, (Pre-refunded 5/15/26) 5/26 at 100.00 950,427
2,300 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System Inc Series 2024A, 5.500%, 2/15/54
2/34 at 100.00 2,509,117
TOTAL WISCONSIN 13,627,690
TOTAL MUNICIPAL BONDS
(cost $1,917,454,089) 1,987,318,670
TOTAL LONG-TERM INVESTMENTS
(cost $1,917,454,089) 1,987,318,670

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.7%
X –
MUNICIPAL BONDS - 0 .7 % X 12,750,000
NEW YORK - 0.5%
$ 9,000 (g) New York City, New York, General Obligation Bonds, Fiscal 2021 Series 2,
4.250%, 4/01/42
7/24 at 100.00 $ 9,000,000
TOTAL NEW YORK 9,000,000
TENNESSEE - 0.2%
3,750 (d),(g) The Sports Authority of the County of Knox and the City of Knoxville,
Tennessee Public Facility Revenue Bonds, Multi-Use Stadium Project,
Tender Option Bond Trust Series 2024-XM1156, 4.250%, 12/01/31
No Opt. Call 3,750,000
TOTAL TENNESSEE 3,750,000
TOTAL MUNICIPAL BONDS
(cost $12,750,000) 12,750,000
TOTAL SHORT-TERM INVESTMENTS
(cost $12,750,000) 12,750,000
TOTAL INVESTMENTS (cost $ 1,930,204,089 ) - 103 .1% 2,000,068,670
FLOATING RATE OBLIGATIONS - (1.9)% (37,480,000)
OTHER ASSETS & LIABILITIES, NET -  (1.2)% (22,341,437)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,940,247,233
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,987,318,670 $ – $ 1,987,318,670
Short-Term Investments:
Municipal Bonds – 12,750,000 – 12,750,000
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $43,994,684 or 2.2% of Total Investments.

Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
July 31, 2024
(Unaudited)

NUV
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.